CONSOLIDATED INTERIM STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash flows from/(used in) operating activities
Cash generated from/(used in) operations		$ 302	$ 91	$ 74	$ (103)
Net interest paid	[1]	(74)	(48)	(82)	(51)
Settlement of foreign currency derivative financial instruments	[1]	1	20	(11)	30
Income tax paid		(6)	(8)	(15)	(15)
Cash flows from/(used in) operating activities		223	55	(34)	(139)
Cash flows used in investing activities
Purchase of property, plant and equipment and intangible assets		(96)	(169)	(222)	(286)
Net cash used in investing activities		(96)	(169)	(222)	(286)
Cash flows (used in)/received from financing activities
Proceeds from borrowings		34	600	70	700
Repayment of borrowings		(10)	(105)	(12)	(109)
Deferred debt issue costs paid		(1)	(4)	(2)	(6)
Lease payments		(22)	(13)	(38)	(26)
Dividends paid		(65)	(121)	(131)	(121)
Treasury shares purchased			(3)		(3)
Other financing activities			(1)		(1)
Net cash (used in)/received from financing activities		(64)	353	(113)	434
Net increase/(decrease) in cash, cash equivalents and restricted cash		63	239	(369)	9
Cash, cash equivalents and restricted cash at beginning of period		124	225	555	463
Foreign exchange losses on cash, cash equivalents and restricted cash		(5)	(28)	(4)	(36)
Cash, cash equivalents and restricted cash at end of period		$ 182	$ 436	$ 182	$ 436

[1]	Prior year amounts which had been included in Interest paid previously have been reclassified to conform to the current year presentation.